Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) bid_quote	Dec. 31, 2017 USD ($) bid_quote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 323,199
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,251	$ 12,388
Financial liabilities	6,300	6,144
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	17	20
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,413	4,180
Level 3 | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,268	4,077
Level 3 | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities
Level 3 | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	26	7
Level 3 | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	100	76
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19	20
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,869	1,944
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	0
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	0
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,872	3,508
Level 3 | Recurring fair value measurement | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,249	2,577
Level 3 | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	336	520
Level 3 | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,913	2,057
Level 3 | Recurring fair value measurement | Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	50	24
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	3
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	3
Level 3 | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	75	113
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,395	2,331
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,607	3,832
Level 3 | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,013	3,014
Level 3 | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	39	85
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,555	733
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	652	806
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	28	66
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	135	145
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	281	285
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,074	1,244
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	266	302
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	84	129
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	122	83
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	158	86
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	85	135
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	298	329
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	380	359
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	187	96
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	305	158
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	170	27
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 39	$ 25
Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	6.00%	20.00%
Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	12.00%	8.00%
Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	1.00%	0.70%
Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	5.00%	7.00%
Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	7.00%	90.00%
Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	35.00%	41.00%
Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	26.00%	50.00%
Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	82.00%	84.00%
Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	6.00%	20.00%
Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	13.00%	15.00%
Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	6.00%	5.00%
Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	6.00%	15.00%
Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	7.00%	90.00%
Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	33.00%	31.00%
Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	10.00%	11.00%
Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	60.00%	44.00%
Market proxy | Bottom of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	2.00%	2.00%
Bid quotes | bid_quote	0	0
Market proxy | Bottom of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	0	0
Market proxy | Bottom of range | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote		100
Market proxy | Top of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	7.00%
Bid quotes | bid_quote	102	101
Market proxy | Top of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	107	103
Market proxy | Top of range | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote		100
Market proxy | Bottom of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	2.00%	2.00%
Bid quotes | bid_quote	72	6
Market proxy | Bottom of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	56	34
Market proxy | Bottom of range | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote		100
Market proxy | Top of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	7.00%
Bid quotes | bid_quote	100	53
Market proxy | Top of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	97	98
Market proxy | Top of range | Recurring fair value measurement | – EM corporate debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote		100
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	7.00%	7.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	19.00%	33.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	5.00%	6.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	4.00%	3.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	12.00%	8.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	1.00%	0.70%
Model – Option model | Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	5.00%	7.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	59.00%	47.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	93.00%	95.00%
Model – Option model | Top of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	17.00%	15.00%
Model – Option model | Top of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	21.00%	20.00%
Model – Option model | Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	35.00%	41.00%
Model – Option model | Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	26.00%	50.00%
Model – Option model | Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	82.00%	84.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	11.00%	14.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	34.00%	45.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	5.00%	6.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	4.00%	4.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	13.00%	15.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	6.00%	5.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	6.00%	15.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	37.00%	30.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	79.00%	72.00%
Model – Option model | Top of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	17.00%	15.00%
Model – Option model | Top of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	11.00%	13.00%
Model – Option model | Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	33.00%	31.00%
Model – Option model | Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	10.00%	11.00%
Model – Option model | Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	60.00%	44.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.00%	0.40%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	2.00%	2.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	6.00%	20.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	4.00%	3.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	4.00%	4.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	90.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.00%	1.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	2.00%	2.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	6.00%	20.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	4.00%	3.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	4.00%	4.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	90.00%